CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' AND MEMBER'S EQUITY - USD ($) $ in Thousands	Total	Paid-in Capital	Retained Deficit	Accumulated Other Comprehensive Income (Loss)
Member's Equity Beginning of Period at Dec. 31, 2011	$ (61,184)	$ 321,110	$ (353,636)	$ (28,658)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash distributions	(82)		(82)
Contribution from parent (Return of capital)	776	776
Net loss	(166,170)		(166,170)
Other comprehensive income (loss)	3,385			3,385
Equity award expense	2,676	2,676
Member's Equity End of Period at Dec. 31, 2012	(220,599)	324,562	(519,888)	(25,273)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash distributions	(140)		(140)
Contribution from parent (Return of capital)	(94,878)	(94,878)
Net loss	(111,152)		(111,152)
Other comprehensive income (loss)	13,838			13,838
Equity award expense	1,805	1,805
Member's Equity End of Period at Dec. 31, 2013	(411,126)	231,489	(631,180)	(11,435)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(91,000)		(91,000)
Other comprehensive income (loss)	0			0
Equity award expense	0	0
Member's Equity End of Period at Mar. 31, 2014	(502,000)	231,000	(722,000)	(11,000)
Member's Equity Beginning of Period at Dec. 31, 2013	(411,126)	231,489	(631,180)	(11,435)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash distributions	(38)		(38)
Contribution from parent (Return of capital)	717	717
Net loss	(355,944)		(355,944)
Other comprehensive income (loss)	(15,682)			(15,682)
Equity award expense	1,756	1,756
Member's Equity End of Period at Dec. 31, 2014	(780,317)	233,962	(987,162)	(27,117)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Contribution from parent (Return of capital)	95,000	95,000
Net loss	(122,000)		(122,000)
Other comprehensive income (loss)	0			0
Equity award expense	1,000	1,000
Member's Equity End of Period at Mar. 31, 2015	$ (806,000)	$ 330,000	$ (1,109,000)	$ (27,000)